Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Net loss	$ (1,596,000)	$ (3,310,000)	$ (7,628,000)	$ (8,601,000)	$ (13,107,000)	$ (10,534,000)
Weighted average number of common shares outstanding:
Basic and diluted	3,785,216	2,464,100	3,591,233	2,385,500	2,405,147	1,707,620
Net loss attributable to common stockholders per share:
Basic and diluted	$ (0.42)	$ (1.34)	$ (2.12)	$ (3.61)	$ (5.45)	$ (6.17)